Consolidated Real Estate and Accumulated Depreciation and Depletion	12 Months Ended
Sep. 30, 2014
Real Estate [Abstract]
Consolidated Real Estate and Accumulated Depreciation and Depletion

FRP HOLDINGS, INC.
SCHEDULE III (CONSOLIDATED) - REAL ESTATE & ACCUMULATED DEPRECIATION AND DEPLETION
(dollars in thousands)
SEPTEMBER 30, 2014

			Cost	Gross amount		Year		Depreciation
	Encumb-	Initial Cost	capitalized	at which	Accumulated	of	Date	Life
County	rances	to	subsequent	carried at	Depreciation	Construct-	Acquired	Computed
		Company	to	end of	& Depletion	ion		on:
			acquisition	period(a)

Construction Aggregates
Alachua, FL	$—	$1,442	$—	$1,442	$142	n/a	4/86	unit
Clayton, GA	—	369	—	369	5	n/a	4/86	unit
Fayette, GA	—	685	—	685	64	n/a	4/86	unit
Lake, FL	—	402	—	402	146	n/a	4/86	unit
Lake Louisa, FL	—	11,039	—	11,039	—	n/a	5/12	unit
Lee, FL	—	4,690	6	4,696	6	n/a	4/86	unit
Monroe, GA	—	792	—	792	283	n/a	4/86	unit
Muscogee, GA	—	369	(45)	324	313	n/a	4/86	unit
Prince Wil., VA	—	299	—	299	299	n/a	4/86	unit
Putnam, FL	—	15,002	37	15,039	4,375	n/a	4/86	unit
	—	35,089	(2)	35,087	5,633
Other Rental Property
Wash D.C.	—	2,957	10,307	13,264	2,547	n/a	4/86	15 yr
Wash D.C.	—	3,811	—	3,811	—	n/a	10/97	n/a
Putnam, FL	—	302	(2)	300	283	n/a	4/86	5 yr
Spalding, GA	—	20	—	20	—	n/a	4/86	n/a
Lake, FL	—	1,083	—	1,083	968	n/a	4/86	unit
Marion, FL	—	1,180	4	1,184	599	n/a	4/86	unit
	—	9,353	10,309	19,662	4,397
Commercial Property
Baltimore, MD	1,912	439	4,662	5,101	2,650	1990	10/89	39 yr
Baltimore, MD	3,909	950	7,324	8,274	4,389	1994	12/91	39 yr
Baltimore, MD	1,329	690	2,861	3,551	1,436	2000	7/99	39 yr
Baltimore, MD	—	5,634	11,504	17,138	810	2008	12/02	39 yr
Baltimore, MD	—	4,309	218	4,527	38	n/a	6/14	39 yr
Baltimore City, MD	—	5,750	5,609	11,359	678	2010	12/10	39 yr
Baltimore City, MD	—	7,442	834	8,276	396	n/a	6/13	39 yr
Duval, FL	—	2,416	541	2,957	2,752	n/a	4/86	25 yr
Harford, MD	974	31	3,830	3,861	2,009	1998	8/95	39 yr
Harford, MD	2,088	50	5,699	5,749	2,377	1999	8/95	39 yr
Harford, MD	3,433	85	7,091	7,176	3,345	2001	8/95	39 yr
Harford, MD	—	92	1,509	1,601	—	n/a	8/95	39 yr
Harford, MD	2,645	88	10,133	10,221	3,819	2007	8/95	39 yr
Harford, MD	1,954	155	12,337	12,492	3,605	2009	8/95	39 yr
Howard, MD	1,272	2,859	4,778	7,637	4,010	1996	9/88	39 yr
Howard, MD	1,201	2,473	981	3,454	1,327	2000	3/00	39 yr
Anne Arun, MD	—	715	9,211	9,926	5,365	1989	9/88	39 yr
Anne Arun, MD	6,546	950	13,120	14,070	4,484	2003	5/98	39 yr
Anne Arun, MD	—	1,525	10,800	12,325	3,088	2005	8/04	39 yr
Anne Arun, MD	3,816	737	5,341	6,078	1,521	2006	1/03	39 yr
Anne Arun, MD	—	667	10,259	10,926	2,001	2012	7/07	39 yr
Norfolk, VA	5,305	7,512	—	7,512	2,224	2004	10/04	39 yr
Prince Wil., VA	—	7,324	27,508	34,832	690	n/a	12/05	39 yr
Newcastle Co., DE	9,209	11,559	2,757	14,316	3,876	2004	4/04	39 yr
Carroll, MD	—	4,720	2,315	7,035	—	n/a	3/08	n/a
	45,593	69,172	161,222	230,394	56,890
Investment Property	—	1,629	(101)	1,528	678	n/a	4/86	n/a

GRAND TOTALS	$45,593	$115,243	$171,428	$286,671	$67,598
(a) The aggregate cost for Federal income tax purposes is $252,925.

FRP HOLDINGS, INC.
SCHEDULE III (CONSOLIDATED) - REAL ESTATE AND
ACCUMULATED DEPRECIATION AND DEPLETION
YEARS ENDED SEPTEMBER 30, 2014, 2013 AND 2012
(In thousands)

	2014	2013	2012

Gross Carrying Cost of Real Estate:

Balance at beginning of period	268,932	262,564	241,253

Additions during period:
Amounts capitalized	19,154	22,228	21,380

Deductions during period:
Cost of real estate sold	(1,415)	(10,021)	(69)
Other	—	(5,839)	—

Balance at close of period	286,671	268,932	262,564

Accumulated Depreciation & Depletion:

Balance at beginning of period	62,167	58,997	54,110

Additions during period:
Charged to cost & expense	5,446	4,938	4,956

Deductions during period:
Real estate sold	(15)	(461)	(69)
Other	—	(1,307)	—

Balance at close of period	67,598	62,167	58,997